SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2010
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
SHARE BASED PAYMENT

NOTE 40: SHARE BASED PAYMENT

At the General Meeting held on June 22, 2005, a stock option program was approved for the executive directors, executive management and personnel of the Group (Program A). The maximum number of new ordinary shares to be issued under Program A was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program A was set to last for five years and expired in 2010. Under the terms of Program A, the exercise price range was between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on January 1 of the financial year during which such rights were granted until and including the first exercise date.

At the repeat General Meeting held on June 1, 2006, a new Group-wide stock option program was approved for the Bank's executive directors, executive management and personnel of the Group (Program B). The maximum number of new ordinary shares to be issued under Program B was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program B shall last five years and expires in 2011. Under the terms of Program B, the exercise price range is between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on June 2, 2006 until the date at which such rights are first exercised.

At the repeat General Meeting held on June 28, 2007, the shareholders of the Bank approved a new Group-wide stock option program for the Bank's executive directors, executive management and personnel of the Group (Program C). Program C is set to last eight years and expires in 2015. The stock options were to be granted up until 2010. The maximum number of new ordinary shares to be issued under Program C was originally set at 12 million and adjusted to approximately 12.5 million as a consequence of four for every hundred shares held issue as stock dividend, in accordance with the resolution passed at the repeat General Meeting held on May 15, 2008. The maximum number of options that can be granted per year cannot exceed 1% of the total number of ordinary shares outstanding. The strike price shall be within the range of EUR 5.0 to 85% of the average market price of the ordinary shares within the time period from January 1 of the year the options are granted until October 31 of that same year. No stock options have been granted under this program.

In all three stock option programs, adjustments to the number of options not yet granted or exercised, the ordinary shares underlying those options and the strike price for exercising those are made to maintain the economic value of those options in cases where the Bank's share capital has changed.

The total number of share options granted, exercised and cancelled per Program, are analyzed as follows:

	Program A 1st Grant	Program A 2nd Grant	Program B
Total Shares options granted per Program	2,992,620	496,500	3,014,100
Adjustments due to share capital increases	120,315	35,632	162,720
Number of share options exercised	(1,426,883)	(53,475)	(798,590)
Number of share options cancelled	(1,686,052)	(478,657)	(379,734)
Outstanding balance	-	-	1,998,496

At 10 December 2010 the outstanding options of Program A 1st and 2nd grant expired. All outstanding options of Program B may be exercised between 1 June 2011 and 10 June 2011. At 10 June 2011, the unexercised options expired. The options are forfeited if the employee is fired with cause and may be forfeited or maintained pursuant to a discretionary decision of the Bank’s Board of Directors if the employee resigns from the Group before the options are exercised. Details of the share options outstanding during the period to December 31, 2010 and December 31, 2009 are as follows:

Stock options	Balance		Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
		price	term	value
		(EUR)		(EUR)
Outstanding at January 1, 2010	4,150,463	20.79	-	-
Cancelled during the year	(2,151,967)	21.11	-	-
Outstanding at December 31, 2010	1,998,496	20.45	0.5	-
Vested but not exercised at December 31, 2010	1,998,496	20.45	0.5	-

The weighted average exercise price per option was EUR 20.90 and EUR — for 2009 and 2010 respectively and the weighted average remaining contractual term of options outstanding is 1.26 and 0.5 years for 2009 and 2010 respectively. As of December 31, 2010, there are no non-vested share options. Therefore, the total unrecognized compensation cost related to non vested share-based compensation arrangements granted under the Plan, was nil. Due to the current financial crisis the Bank's market share price fell below the exercise price of the option so that its intrinsic value is nil. The aggregate intrinsic value for options exercised in 2009 and 2010 was nil.

No new options were granted in 2009 or 2010. The total fair value of options vested during 2009 and 2010 was EUR 7,720 thousand and EUR 4,814 thousand.

The total expense recognized during, 2008, 2009 and 2010 amounted to, EUR 6.1 million, EUR 8.3 million and EUR 10.5 million respectively.

At the General Meeting held on May 25, 2007, the shareholders of the Bank approved the distribution to the Bank's staff of bonus shares with the issuance of 350,000 new ordinary shares of a par value of EUR 5.00, by capitalizing profits of EUR 1.75 million, resulting in a share capital increase of an equal amount. For a period of three years following their issuance (up to October 6, 2010), such new ordinary shares may be transferred only pursuant to approval granted at the General Meeting. The total expense recognized during 2008, 2009 and 2010 amounted to EUR 4,433 thousand, EUR 4,433 thousand and EUR 1,847 thousand respectively.

The weighted average exercise price per option was EUR 20.90 and EUR — for 2009 and 2010 respectively and the weighted average remaining contractual term of options outstanding is 1.26 and 0.5 years for 2009 and 2010 respectively. As of December 31, 2010, there are no non-vested share options. Therefore, the total unrecognized compensation cost related to non vested share-based compensation arrangements granted under the Plan, was nil. Due to the current financial crisis the Bank's market share price fell below the exercise price of the option so that its intrinsic value is nil. The aggregate intrinsic value for options exercised in 2009 and 2010 was nil.

No new options were granted in 2009 or 2010. The total fair value of options vested during 2009 and 2010 was EUR 7,720 thousand and EUR 4,814 thousand.

The total expense recognized during, 2008, 2009 and 2010 amounted to, EUR 6.1 million, EUR 8.3 million and EUR 10.5 million respectively.

At the General Meeting held on May 25, 2007, the shareholders of the Bank approved the distribution to the Bank's staff of bonus shares with the issuance of 350,000 new ordinary shares of a par value of EUR 5.00, by capitalizing profits of EUR 1.75 million, resulting in a share capital increase of an equal amount. For a period of three years following their issuance (up to October 6, 2010), such new ordinary shares may be transferred only pursuant to approval granted at the General Meeting. The total expense recognized during 2008, 2009 and 2010 amounted to EUR 4,433 thousand, EUR 4,433 thousand and EUR 1,847 thousand respectively.